S000057735 [Member] Expense Example - Morningstar Alternatives Fund - Institutional	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 142
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	$ 1,832